Income Tax (Credit) / Expense - Additional Information (Detail) - HK [Member] - HKD ($) $ in Millions		12 Months Ended
	Mar. 28, 2018	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax [Line Items]
Applicable tax rate	16.50%	16.50%	16.50%	16.50%	16.50%
Tax Rate Applicable on Profit of First Two Million Hong Kong Dollars [Member]
Income Tax [Line Items]
Applicable tax rate		8.25%	8.25%	8.25%
Threshold limit Of taxable income on which tax is applicable		$ 2	$ 2	$ 2
Tax Rate Applicable on Profit of First Two Million Hong Kong Dollars [Member] | Intoduction Of Two Tiered Profits Tax Rates Regime [Member]
Income Tax [Line Items]
Applicable tax rate	8.25%
Threshold limit Of taxable income on which tax is applicable	$ 2
Tax Rate Applicable on Profit of Above Two Million Hong Kong Dollars [Member]
Income Tax [Line Items]
Applicable tax rate		16.50%	16.50%	16.50%
Threshold limit Of taxable income on which tax is applicable		$ 2	$ 2	$ 2
Tax Rate Applicable on Profit of Above Two Million Hong Kong Dollars [Member] | Intoduction Of Two Tiered Profits Tax Rates Regime [Member]
Income Tax [Line Items]
Applicable tax rate	16.50%
Threshold limit Of taxable income on which tax is applicable	$ 2